ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of accounts receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable	¥ 2,694,476	¥ 1,645,005
Less: Allowance for credit losses	(19,574)	(13,752)	¥ (2,539)
Total accounts receivable	¥ 2,674,902	¥ 1,631,253